Summary of Significant Accounting Policies (Details) - Property and equipment estimated useful lives	12 Months Ended
Dec. 31, 2013
Equipment [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life
Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Tools and Molds [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years